PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment include the following:

	September 30, 2021 (unaudited)	December 31, 2020 (audited)

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
	310,147	310,147
Less: Accumulated depreciation	(308,348)	(304,881)
Net property and equipment	$1,799	$5,266

For the nine months ended September 30, 2021, and 2020 the Company recognized $2,744 and $31,014 in depreciation expense, respectively. The Company depreciated these assets over a period of sixty (60) months which has been deemed their useful life. In January 2016, the Company acquired three vehicles from related parties and assumed the debt secured by the vehicles as described at Note 7 – Notes Payable. Accordingly, the recorded cost of each vehicle is the amount of debt assumed under each related loan, or a total of $277,886.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment includes the following:

	December 31, 2020	December 31, 2019

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
	310,147	310,147
Less: Accumulated depreciation	(304,881)	(243,157)
Net property and equipment	$5,266	$66,990

For the years ended December 31, 2020 and 2019 we recognized $61,724 and $62,028 in depreciation expense, respectively. We depreciate these assets over a period of sixty (60) months which has been deemed their useful life. In January 2016 we acquired three vehicles from related parties and assumed the debt secured by the vehicles as described at Note 7 – Notes Payable. Accordingly, the recorded cost of each vehicle is the amount of debt assumed under each related loan, or a total of $277,886.